Note 6 - Property, Plant and Equipment	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of property, plant and equipment [text block]
6.	Property, plant and equipment

	Furniture and fixtures and other	Computer hardware	Computer software	Geological library	Field equipment	Mill equipment	Total
	$	$	$	$	$	$	$
Cost
December 31, 2019	158,219	251,346	197,351	51,760	245,647	14,098,446	15,002,769
Additions/reduction (1)	-	5,527	1,256	-	-	(129,880)	(123,097)
December 31, 2020	158,219	256,873	198,607	51,760	245,647	13,968,566	14,879,672

Accumulated depreciation
December 31, 2019	143,541	231,597	179,713	50,228	229,364	-	834,443
Depreciation	4,121	6,463	5,417	306	3,257	-	19,564
December 31, 2020	147,662	238,060	185,130	50,534	232,621	-	854,007

Carrying amounts
December 31, 2019	14,678	19,749	17,638	1,532	16,283	14,098,446	14,168,326
December 31, 2020	10,557	18,813	13,477	1,226	13,026	13,968,566	14,025,665

(1)	At
December 31, 2019,
the Company accrued in accounts payable
USD$250,000
(
$324,700
) for a storage extension fee of the mill equipment in Alaska to
October 31, 2020.
On
June 12, 2020,
the landlord agreed to reduce the storage fee from
USD$250,000
to
USD$150,000
that resulted in a
USD$100,000
(
$129,880
) reduction in capitalized mill equipment in property, plant and equipment. The remaining outstanding storage fee of
USD$50,000
is recorded in accounts payable as at
December 31, 2020.

	Furniture and fixtures and other	Computer hardware	Computer software	Geological library	Field equipment	Mill equipment	Total
	$	$	$	$	$	$	$
Cost
December 31, 2018	158,219	248,896	196,767	51,760	245,647	13,673,883	14,575,172
Additions	-	2,450	584	-	-	424,563	427,597
December 31, 2019	158,219	251,346	197,351	51,760	245,647	14,098,446	15,002,769

Accumulated depreciation
December 31, 2018	138,928	223,878	172,300	49,845	225,293	-	810,244
Depreciation	4,613	7,719	7,413	383	4,071	-	24,199
December 31, 2019	143,541	231,597	179,713	50,228	229,364	-	834,443

Carrying amounts
December 31, 2018	19,291	25,018	24,467	1,915	20,354	13,673,883	13,764,928
December 31, 2019	14,678	19,749	17,638	1,532	16,283	14,098,446	14,168,326

The Company acquired the Rock Creek mill on
June 12, 2018.
As at
December 31, 2018,
mill equipment of
$13,673,883
is recorded in property, plant and equipment and will be depreciated when the mill equipment is in the condition and location ready for its intended use, which will commence once the Company enters the commercial production phase.

On
August 9, 2018,
the Company paid
USD$250,000
(
$326,000
) to extend the mill storage in Alaska, USA until
October 31, 2019.
An additional extension to
October 31, 2020
was granted by paying a further
USD$250,000
(
$324,700
) of which was accrued in accounts payable at
December 31, 2019.
The Company paid the extension fee of
USD$50,000
(
$64,940
) on
January 31, 2020
with the remaining in accounts payable as at
December 31, 2020.

During the year ended
December 31, 2019,
an additional mill mobilization payment of
USD$75,000
(
$99,863
) (
2018
-
USD$352,200
(
$463,777
)) were made and recorded in mill equipment under property, plant and equipment.